STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
STOCK BASED COMPENSATION

NOTE 6 – STOCK-BASED COMPENSATION

The Company’s directors, officers, key employees, and non-employees were granted stock-based compensation consisting of restricted stock awards. Stock-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense at the date of issuance. The Company estimates the fair value of each restricted stock award as of the date of grant using closing price as reported by the OTCM on the date of grant. The Board has not adopted any employee stock purchase plans or other incentive plans, nor does the Company grant stock options to its directors, officers, and employees.

The current share-based payment granted for the six months ended June 30, 2020 and 2019, was 10,085,000 and 5,962,000 shares of the Common Stock, respectively.

For the three and six months ended June 30, 2020 and 2019, the Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Employee stock awards	$157,500	$26,200	$476,000	$303,200
Non-employee stock awards	2,577	-	2,577	34,388
Total stock-based compensation expense	160,077	26,200	478,577	337,588

The Company expenses stock-based compensation cost in the current period at the grant date. No future years of compensation is expected for the next five fiscal years.  The Company has a balance in accrued stock-based compensation at June 30, 2020 and December 31, 2019, of $1,386,500 and $1,386,500, respectively.

NOTE 7 – STOCK-BASED COMPENSATION

The Company’s directors, officers, key employees, and non-employees were granted stock-based compensation consisting of restricted stock awards. Stock-based compensation is measured at grant date, based on the fair value of the award, and is recognized as an expense at the date of issuance. The Company estimates the fair value of each restricted stock award as of the date of grant using the closing price of the Common Stock as reported by the OTCM on the grant date. The Company’s board of directors has not adopted any employee stock purchase plans or other incentive plans, nor does the Company grant stock options to its directors, officers, and employees.

The current stock-based compensation granted for the year ended December 31, 2019 and 2018, was 15,962,500 and 5,500,000 shares of the Common Stock, respectively. The current stock-based common stock cancelled of forfeited for the year ended December 31, 2019 and 2018, was 64,860,346 and 160,000,000 shares of the Common Stock, respectively.

The Company expenses compensation cost in the current period at the grant date. For the years ended December 31, 2019 and 2018, the Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	2019	2018
Employee stock awards	$290,100	$143,900
Non-employee stock awards	834,388	6,800
Total sock-based compensation	$1,124,488	$150,700

The Company has a balance in accrued stock-based compensation at December 31, 2019 and 2018, of $1,386,500 and $1,200,000, respectively.